GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL AND INTANGIBLE ASSETS
Changes in Goodwill

In millions of dollars
Balance at December 31, 2010	$26,152
Foreign exchange translation	(636)
Smaller acquisitions/divestitures, purchase accounting adjustments and other	44
Discontinued operations	(147)
Balance at December 31, 2011	$25,413
Foreign exchange translation	294
Smaller acquisitions/divestitures, purchase accounting adjustments and other	(21)
Discontinued operations	(13)
Balance at December 31, 2012	$25,673

Changes in Goodwill by segment

	Global	Institutional
	Consumer	Clients		Corporate/
In millions of dollars	Banking	Group	Citi Holdings	Other	Total
Balance at December 31, 2010	$10,701	$10,826	$4,625	$—	$26,152
Goodwill acquired during 2011	$—	$19	$—	$—	$19
Goodwill disposed of during 2011	—	(6)	(153)	—	(159)
Other (1)	(465)	(102)	(32)	—	(599)
Balance at December 31, 2011	$10,236	$10,737	$4,440	$—	$25,413
Goodwill acquired during 2012	$—	$—	$—	$—	$—
Goodwill disposed of during 2012	—	—	(8)	—	(8)
Other (1)	20	244	4	—	268
Intersegment transfers in/(out) (2)	4,283	—	(4,283)	—	—
Balance at December 31, 2012	$14,539	$10,981	$153	$—	$25,673

(1)	Other changes in Goodwill primarily reflect foreign exchange effects on non-dollar-denominated goodwill, discontinued operations in 2012, and purchase accounting adjustments.
(2)	Primarily includes the transfer of the substantial majority of the Citi retail services business from Citi Holdings—Local Consumer Lending to Citicorp—North America Regional Consumer Banking during the first quarter of 2012. See Note 4 to the Consolidated Financial Statements for a further discussion of this segment transfer.

Goodwill by reporting units

In millions of dollars
	Fair value as a % of
Reporting unit (1)	allocated book value		Goodwill
North America Regional Consumer Banking	225%		$6,803
EMEA Regional Consumer Banking	150%		$366
Asia Regional Consumer Banking	281%		$5,489
Latin America Regional Consumer Banking	186%		$1,881
Securities and Banking	137%		$9,378
Transaction Services	1,336	% (2)	$1,603
Brokerage and Asset Management	121%		$42
Local Consumer Lending—Cards	110%		$111

(1)	Local Consumer Lending—Other is excluded from the table as there is no goodwill allocated to it.
(2)	Transaction Services: 2011 fair value has been carried forward for this reporting unit for purposes of the 2012 annual impairment test as discussed above.

Components of intangible assets

	December 31, 2012			December 31, 2011
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
In millions of dollars	amount	amortization	amount	amount	amortization	amount
Purchased credit card relationships	$7,632	$5,726	$1,906	$7,616	$5,309	$2,307
Core deposit intangibles	1,315	1,019	296	1,337	965	372
Other customer relationships	767	380	387	830	356	474
Present value of future profits	239	135	104	235	123	112
Indefinite-lived intangible assets	487	—	487	492	—	492
Other (1)	4,764	2,247	2,517	4,866	2,023	2,843
Intangible assets (excluding MSRs)	$15,204	$9,507	$5,697	$15,376	$8,776	$6,600
Mortgage servicing rights (MSRs)	1,942	—	1,942	2,569	—	2,569
Total intangible assets	$17,146	$9,507	$7,639	$17,945	$8,776	$9,169

(1)	Includes contract-related intangible assets.

Changes in intangible assets

	Net carrying						Net carrying
	amount at				FX		amount at
	December 31,	Acquisitions/			and	Discontinued	December 31,
In millions of dollars	2011	divestitures	Amortization	Impairments	other (1)	operations	2012
Purchased credit card relationships	$2,307	$—	$(402)	$—	$1	$—	$1,906
Core deposit intangibles	372	—	(84)	—	8	—	296
Other customer relationships	474	—	(45)	—	(42)	—	387
Present value of future profits	112	—	(9)	—	1	—	104
Indefinite-lived intangible assets	492	(8)	—	—	3	—	487
Other	2,843	2	(316)	(6)	13	(19)	2,517
Intangible assets (excluding MSRs)	$6,600	$(6)	$(856)	$(6)	$(16)	$(19)	$5,697
Mortgage servicing rights (MSRs) (2)	2,569						1,942
Total intangible assets	$9,169						$7,639

(1)	Includes foreign exchange translation and purchase accounting adjustments.
(2)	See Note 22 to the Consolidated Financial Statements for the roll-forward of MSRs.